Investment Risks - GoodHaven Fund	Mar. 30, 2026
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Advisor’s implementation of the Fund’s investment strategies may result in the failure to meet the Fund’s investment objective.
Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Sized Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in price. These fluctuations may cause an individual security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Past equity market fluctuations have led to significant drawdowns which could cause the Fund’s overall portfolio to decline materially in value.
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Local, state, regional, national, or global factors or events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, economic, social, natural and other factors or events, and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
ADRs Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADRs Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
Bank Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Debt Risk. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.
Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. If issuers of fixed-income securities in which the Fund invests experience unanticipated financial problems, their securities are likely to decline in value.
Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.
Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Emerging Markets Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.
High Yield Securities/Junk Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities/Junk Bond Risk. The value of fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security, and changes in value based on public perception of the issuer.
Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. There is a risk that fixed-income securities will decline in value because of changes in interest rates. Generally, when interest rates rise, the value of fixed-income securities fall. The negative impact on fixed-income securities from rate increases could be swift and significant.
Key Person Risk Member
Prospectus [Line Items]
Risk [Text Block]	Key Person Risk. The loss, incapacity, or unavailability of the investment expertise and day‑to‑day management of the Fund’s portfolio manager or other key personnel of the Advisor could adversely affect the Advisor’s ability to manage the Fund, potentially resulting in reduced investment performance or operational disruptions. Although the Adviser has established business continuity and succession plans, there is no assurance that such plans will be effective in mitigating the impact of losing a key individual.
Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Securities issued by governmental entities on behalf of political subdivisions, agencies, other municipal entities, or private parties may decline as a result of a weakened capacity to make principal and interest payments under certain economic conditions or other circumstances. Moreover, a change to the tax treatment of municipal securities under Federal law could have an adverse impact on prices of these securities.
Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.
REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.
Rights Or Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rights or Warrants Risk. The risks of a warrant may be similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that the Fund will lose its entire investment in a warrant. The Fund’s failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund’s interest in the issuing company.
Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all.
Uninvested Cash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Uninvested Cash Risk. When the Fund holds a significant amount of cash and highly-rated short-term fixed income securities, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indexes which, by definition, are composed of groups of securities without a cash component.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired. In addition, even when securities are not impaired, concentration in specific securities may result in material divergence in performance when compared to large-cap equity indexes due to security specific or industry specific developments over the short-term.